Expense Example	Apr. 30, 2026 USD ($)
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,642
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,412
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,270
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	2,004
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	1,989
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	$ 1,716